Restatement of Previously Issued Financial Statements - Statement of Operations (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations
Loss from operations	$ (1,612,178)	$ (239,727)	$ (270,291)	$ (4,011,654)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	10,894,142	(1,181,514)	(1,181,514)	(17,585,649)
Interest earned on investments held in Trust Account	19,686	43,410	43,410	86,562
Total other (expense) income		(1,138,104)	(1,138,104)	(17,499,087)
Net income	9,301,650	(1,377,831)	(1,408,395)	(21,510,741)
Restatement of warrants as derivative liabilities | Previously Reported [Member]
Statement of Operations
Loss from operations		(239,727)	(270,291)	(4,011,654)
Other (expense) income:
Interest earned on investments held in Trust Account		43,410	43,410	86,562
Total other (expense) income		43,410	43,410	86,562
Net income		(196,317)	(226,881)	(3,925,092)
Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
Other (expense) income:
Fair value adjustment on derivative warrant liabilities		(1,181,514)	(1,181,514)	(17,585,649)
Total other (expense) income		(1,181,514)	(1,181,514)	(17,585,649)
Net income		$ (1,181,514)	$ (1,181,514)	(17,585,649)
Class A common stock
Other (expense) income:
Net income	$ 0			$ 0
Basic and Diluted weighted-average ordinary shares outstanding	14,375,000	14,375,000	14,375,000	14,375,000
Basic and Diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A common stock | Restatement of warrants as derivative liabilities | Previously Reported [Member]
Other (expense) income:
Basic and Diluted weighted-average ordinary shares outstanding		14,375,000	14,375,000	14,375,000
Basic and Diluted net loss per share		$ 0.00	$ 0.00
Class B common stock
Other (expense) income:
Net income	$ 9,301,650			$ 21,510,741
Basic and Diluted weighted-average ordinary shares outstanding		3,593,750	3,593,750	3,468,192
Basic and Diluted net loss per share		$ (0.38)	$ (0.39)	$ (6.20)
Class B common stock | Restatement of warrants as derivative liabilities | Previously Reported [Member]
Other (expense) income:
Basic and Diluted weighted-average ordinary shares outstanding		3,593,750	3,593,750	3,468,192
Basic and Diluted net loss per share		$ (0.05)	$ (0.06)	$ (1.13)